Initial Public Offering, Public Warrants (FY) (Details) - $ / shares		3 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 31, 2024	Dec. 31, 2023	Sep. 12, 2023	Mar. 31, 2023	Dec. 31, 2022
Public Warrants [Abstract]
Exercise price of warrant (in dollars per share)				$ 11.5
Period to exercise warrants after public offerings		12 months	12 months
Period warrants to become excisable after business combination		30 days	30 days
Warrants expiration period		5 years	5 years
Period to file registration statement		20 days	20 days
Period for registration statement to become effective		60 days	60 days
Product value issued upon exercise of warrant (in dollars per share)	$ 0.361
Number of trading days		10 days	10 days
Number of trading days ending before notice of redemption			3 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 0.01	$ 0.01
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Minimum [Member]
Public Warrants [Abstract]
Share price (in dollars per share)		$ 18	$ 18
Notice period to redeem warrants		30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 0.1	$ 0.1
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Minimum [Member]
Public Warrants [Abstract]
Share price (in dollars per share)		$ 10	$ 10
Notice period to redeem warrants		30 days	30 days
Public Warrants [Member]
Public Warrants [Abstract]
Number of trading days ending before notice of redemption		3 days
Class A Common Stock [Member]
Public Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)		0	0		0	0
Share price (in dollars per share)		$ 11.5	$ 11.5
Class A Common Stock [Member] | Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Public Warrants [Abstract]
Trading day threshold period		30 days	30 days
Number of trading days		20 days	20 days
Class A Common Stock [Member] | Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Public Warrants [Abstract]
Trading day threshold period		30 days	30 days
Number of trading days		20 days	20 days
Class A Common Stock [Member] | Public Warrants [Member]
Public Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.5